Concentration of major customers and suppliers (Details Narrative)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Major Supplier One [Member]
Major purchase percent	24.00%	14.00%	23.00%
Advances to suppliers	28.00%	46.00%
Major Supplier Two [Member]
Major purchase percent	22.00%		21.00%
Advances to suppliers	20.00%	18.00%
Major Supplier Three [Member]
Major purchase percent	16.00%
Advances to suppliers	20.00%	13.00%
Major Supplier Four [Member]
Advances to suppliers	17.00%
Major Supplier Five [Member]
Advances to suppliers	15.00%
Major Customer One [Member]
Sale percent	55.00%	41.00%	31.00%
Accounts receivable percent	98.00%	87.00%
Major Customer Two [Member]
Sale percent		12.00%	16.00%
Accounts receivable percent		12.00%